VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The following table summarizes the carrying amounts of these entities’ assets and liabilities included in the Company’s consolidated balance sheets at December 31, 2018 and 2017:

Assets and Liabilities of Consolidated VIEs at Dec 31
In millions	2018	2017
Cash and cash equivalents	$71	$86
Other current assets	101	120
Net property	683	855
Other noncurrent assets	14	13
Total assets [1]	$869	$1,074
Current liabilities	$307	$268
Long-term debt	75	249
Other noncurrent obligations	14	21
Total liabilities [2]	$396	$538

1.	All assets were restricted at December 31, 2018 and 2017.

2.	All liabilities were nonrecourse at December 31, 2018 and 2017.